Goodwill and Intangible Assets - Future Amortization of Finite Intangibles (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Estimated amortization expense
2022	$ 8,901
2023	7,913
2024	7,256
2025	6,437
2026	2,294
Thereafter	56,462
Total	89,263
VOBA
Estimated amortization expense
2022	2,478
2023	2,272
2024	2,296
2025	2,070
2026	1,892
Thereafter	55,791
Total	66,799
Other definite- lived intangible assets
Estimated amortization expense
2022	6,423
2023	5,641
2024	4,960
2025	4,367
2026	402
Thereafter	671
Total	$ 22,464